Note 22. Employee Benefits (Detail) - Weighted Average Asset Allocation of Defined Benefit Pension Plans:	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended
	Oct. 31, 2012	Oct. 31, 2012 Cash [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Cash [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Cash [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Cash [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 31, 2012 Cash [Member]	Oct. 31, 2012 Fixed Income Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Fixed Income Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Fixed Income Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 31, 2012 Fixed Income Securities [Member]	Oct. 31, 2012 Equity Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Equity Securities [Member] Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Equity Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Equity Securities [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 31, 2012 Equity Securities [Member]	Oct. 31, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2011 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Oct. 31, 2012 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member]
Target Allocation	100.00%					0.00%					44.00%					56.00%
Actual Plan Allocation		0.00%	0.10%	0.00%	0.00%		41.60%	48.20%	100.00%	100.00%		58.40%	51.70%	0.00%	0.00%		100.00%	100.00%	100.00%	100.00%